Document And Entity Information	12 Months Ended
Dec. 31, 2011
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	true
Document Period End Date	Dec. 31, 2011
Document Fiscal Year Focus	2012
Entity Registrant Name	DUNKIN' BRANDS GROUP, INC.
Entity Central Index Key	0001357204
Entity Filer Category	Non-accelerated Filer
Amendment Description

The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission acting pursuant to said Section 8(a), may determine.